Liabilities Subject to Compromise - Schedule of Contingent Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Liabilities Subject To Compromise Disclosures [Line Items]
Contingent liabilities with possible unfavorable outcome	R$ 1,746,679	R$ 1,779,018
Labor contingencies
Liabilities Subject To Compromise Disclosures [Line Items]
Contingent liabilities with possible unfavorable outcome	796,471	714,376
Civil contingencies
Liabilities Subject To Compromise Disclosures [Line Items]
Contingent liabilities with possible unfavorable outcome	R$ 950,208	R$ 1,064,642